Contingent consideration - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 EUR (€)
Contingent consideration - EVT801 [Member]
Disclosure of contingent liabilities [line items]
Milestone payments not booked		$ 547,798,067	€ 306,000,000	$ 496,287,928	€ 300,500,000
Contingent consideration - Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Milestone payments not booked	$ 1,000,000	$ 2,776,718		$ 0